Dear Schwab Signature(TM) Annuity Investor:


We are pleased to provide you with the semi-annual reports for the portfolios you had selected in your Schwab Signature Annuity as of June 30, 2002. Inside you'll find individual semi-annual reports prepared by the investment companies that manage them.*

Receive Your Annuity Semi-Annual Reports with a Click of the Mouse

Did you know you could save time and enjoy the convenience of paperless record keeping for your Schwab Signature Annuity. In place of receiving paper documents, you can receive e-mail notice when annual reports, prospectuses, confirmations and other important information about your Schwab Signature Annuity account are available online for your review. To find out how you can begin to enjoy receiving these documents by e-mail, please call 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30 p.m.

As you continue to invest to achieve your financial goals, we hope you'll find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed annuity representatives at 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30 p.m. Or log into the Schwab Client Center on Schwab.com and visit us under Annuities in What We Offer.

Thank you for your continued trust.



Sincerely,

Charles Schwab Insurance Services


* When you invest in the Schwab Signature Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Signature Annuity. Please read the prospectus carefully before investing.

The Schwab Signature(TM)Annuity (Form #J444) is a flexible premium variable annuity, issued by Great-West Life & Annuity Insurance Company. Charles Schwab & Co., Inc. is the broker/dealer, insurance agency, and distributor.


(C)2002 Charles Schwab & Co., Inc.  (0802-10097)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 333-52956, 811-07549


The information required to be contained in this report for the period ending June 30, 2002 includes the attached letter to contract holders and the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000930413-02-002633

Alliance Variable Products Series Fund, Inc.: Alliance VP Growth Portfolio File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on August 23, 2002
Accession No. 0000936772-02-000332

Alliance Variable Products Series Fund, Inc.: Alliance VP Growth & Income Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on August 19, 2002
Accession No. 0000936772-02-000321

Alliance Variable Products Series Fund, Inc.: AllianceBernstein VP Real Estate Investment Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on August 19, 2002
Accession No. 0000936772-02-000321

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000814680-02-000014

Berger IPT: Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0001035704-02-000453

Berger IPT: Large Cap Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0001035704-02-000452

Delaware VIP Small Cap Value Series
File No. 811-05162
Form N-30D
Filed via EDGAR and accepted on August 21, 2002
Accession No. 0000950116-02-001960

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000813383-02-000017

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 29, 2002
Accession No. 0001056288-02-000522

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000912744-02-000011

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0001012709-02-001187

J.P. Morgan Series Trust II: Small Company Fund
File No. 811-08212
Form N-30D
Filed via EDGAR and accepted on August 21, 2002
Accession No. 0000912057-02-033033

Oppenheimer Variable Account Fund
File No. 811-04108
Form N-30D
Filed via EDGAR and accepted on September 3, 2002
Accession No. 0000935069-02-001007

PBHG Insurance Series Fund, Inc.
File No. 811-08009
Form N-30D
Filed via EDGAR and accepted on August 26, 2002
Accession No. 0001135428-02-000256

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000912057-02-033639

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on August 26, 2002
Accession No. 0000950149-02-001820

Scudder Variable Series I: Capital Growth Portfolio
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on August 12, 2002
Accession No. 0000088053-02-000826

Scudder Variable Series II: Small Cap Growth Portfolio
File No. 811-05002
Form N-30D
Filed via EDGAR and accepted on August 15, 2002
Accession No. 0000088053-02-000829

Scudder VIT: Small Cap Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000935069-02-000817

Scudder VIT: EAFE Equity Index Fund
File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 22, 2002
Accession No. 0000935069-02-000815

Strong Variable Insurance Funds, Inc.: Mid-Cap Growth Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000940180-02-001574

Strong Variable Insurance Funds, Inc.: Opportunity Fund II
File No. 811-06552
Form N-30D
Filed via EDGAR and accepted on August 28, 2002
Accession No. 0000940180-02-001565